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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08657

                         Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Equity Income Fund

 Schedule of Investments 1/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.0%

 Energy - 5.5%

 Oil & Gas Equipment & Services - 0.1%

 95,096

 Frank's International NV

 $

 1,556,722

 Integrated Oil & Gas - 2.5%

 166,965

 Exxon Mobil Corp.

 $

 14,596,080

 285,000

 Occidental Petroleum Corp.

 22,800,000

 $

 37,396,080

 Oil & Gas Exploration & Production - 1.2%

 100,000

 California Resources Corp.

 $

 512,000

 200,000

 ConocoPhillips

 12,596,000

 145,820

 Marathon Oil Corp.

 3,878,812

 $

 16,986,812

 Oil & Gas Refining & Marketing - 1.3%

 213,015

 Marathon Petroleum Corp.

 $

 19,723,059

 Oil & Gas Storage & Transportation - 0.4%

 155,006

 Kinder Morgan, Inc./DE

 $

 6,362,996

 Total Energy

 $

 82,025,669

 Materials - 9.9%

 Diversified Chemicals - 1.5%

 112,326

 EI du Pont de Nemours & Co.

 $

 7,998,734

 330,000

 The Dow Chemical Co.

 14,902,800

 $

 22,901,534

 Specialty Chemicals - 5.3%

 4,755

 Givaudan SA

 $

 8,704,296

 200,454

 Johnson Matthey Plc

 9,842,467

 716,600

 The Valspar Corp.

 59,785,936

 $

 78,332,699

 Paper Packaging - 1.6%

 250,000

 MeadWestvaco Corp.

 $

 12,570,000

 254,381

 Sonoco Products Co.

 11,243,640

 $

 23,813,640

 Diversified Metals & Mining - 1.5%

 255,100

 Compass Minerals International, Inc.

 $

 22,295,740

 Total Materials

 $

 147,343,613

 Capital Goods - 5.5%

 Industrial Conglomerates - 1.5%

 959,984

 General Electric Co.

 $

 22,934,018

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 113,222

 PACCAR, Inc.

 $

 6,805,774

 Industrial Machinery - 2.6%

 1,363,363

 The Gorman-Rupp Co. †

 $

 38,869,479

 Trading Companies & Distributors - 1.0%

 190,192

 Rexel SA

 $

 3,565,253

 184,056

 Wolseley Plc

 10,702,881

 $

 14,268,134

 Total Capital Goods

 $

 82,877,405

 Commercial Services & Supplies - 2.3%

 Office Services & Supplies - 0.6%

 192,664

 MSA Safety, Inc.

 $

 8,411,710

 Diversified Support Services - 1.4%

 300,000

 G&K Services, Inc.

 $

 21,030,000

 Human Resource & Employment Services - 0.3%

 95,096

 Randstad Holding NV

 $

 5,039,142

 Total Commercial Services & Supplies

 $

 34,480,852

 Transportation - 1.3%

 Railroads - 1.3%

 221,477

 Canadian National Railway Co.

 $

 14,613,052

 143,250

 CSX Corp.

 4,770,225

 $

 19,383,277

 Total Transportation

 $

 19,383,277

 Consumer Durables & Apparel - 1.8%

 Household Appliances - 1.8%

 380,383

 Electrolux AB

 $

 11,777,261

 77,979

 Whirlpool Corp.

 15,524,059

 $

 27,301,320

 Total Consumer Durables & Apparel

 $

 27,301,320

 Consumer Services - 3.2%

 Hotels, Resorts & Cruise Lines - 1.0%

 290,357

 InterContinental Hotels Group Plc

 $

 11,638,012

 60,765

 InterContinental Hotels Group Plc (A.D.R.)

 2,416,016

 $

 14,054,028

 Leisure Facilities - 2.2%

 607,087

 Cedar Fair LP

 $

 32,976,966

 Total Consumer Services

 $

 47,030,994

 Media - 1.7%

 Movies & Entertainment - 0.7%

 500,000

 Regal Entertainment Group

 $

 10,580,000

 Publishing - 1.0%

 114,100

 John Wiley & Sons, Inc. (Class A)

 $

 7,069,636

 142,644

 Meredith Corp.

 7,426,047

 $

 14,495,683

 Total Media

 $

 25,075,683

 Retailing - 2.4%

 Department Stores - 2.1%

 85,000

 Kohl's Corp.

 $

 5,076,200

 223,538

 Macy's, Inc.

 14,279,607

 156,606

 Nordstrom, Inc.

 11,933,377

 $

 31,289,184

 Apparel Retail - 0.3%

 72,983

 Foot Locker, Inc.

 $

 3,884,155

 Total Retailing

 $

 35,173,339

 Food, Beverage & Tobacco - 14.6%

 Soft Drinks - 3.1%

 122,337

 Coca-Cola Enterprises, Inc.

 $

 5,150,388

 353,400

 Dr. Pepper Snapple Group, Inc.

 27,307,218

 323,033

 The Coca-Cola Co.

 13,299,269

 $

 45,756,875

 Packaged Foods & Meats - 11.5%

 483,153

 Campbell Soup Co.

 $

 22,099,418

 437,287

 General Mills, Inc.

 22,948,822

 72,108

 John B Sanfilippo & Son, Inc.

 2,629,779

 301,010

 Kellogg Co.

 19,740,236

 450,600

 Kraft Foods Group, Inc.

 29,442,204

 100,000

 McCormick & Co., Inc.

 7,139,000

 769,000

 Mondelez International, Inc.

 27,099,560

 503,396

 Pinnacle Foods, Inc.

 18,107,154

 222,499

 The Hershey Co.

 22,741,623

 $

 171,947,796

 Total Food, Beverage & Tobacco

 $

 217,704,671

 Household & Personal Products - 1.2%

 Household Products - 1.2%

 167,210

 The Clorox Co.

 $

 17,842,979

 Total Household & Personal Products

 $

 17,842,979

 Health Care Equipment & Services - 6.2%

 Health Care Equipment - 4.2%

 263,900

 Abbott Laboratories

 $

 11,812,164

 234,100

 Becton Dickinson and Co.

 32,324,528

 1,026,557

 Smith & Nephew Plc

 18,409,130

 $

 62,545,822

 Health Care Distributors - 2.0%

 149,887

 Cardinal Health, Inc.

 $

 12,469,100

 509,300

 Owens & Minor, Inc.

 17,433,339

 $

 29,902,439

 Total Health Care Equipment & Services

 $

 92,448,261

 Pharmaceuticals, Biotechnology & Life Sciences - 6.5%

 Pharmaceuticals - 6.5%

 161,663

 AstraZeneca Plc (A.D.R.)

 $

 11,484,540

 246,583

 Eli Lilly & Co.

 17,753,976

 328,557

 GlaxoSmithKline Plc (A.D.R.)

 14,456,508

 438,405

 Merck & Co., Inc.

 26,427,053

 71,322

 Novartis AG (A.D.R.)

 6,946,763

 339,116

 Pfizer, Inc.

 10,597,375

 95,096

 Roche Holding AG (A.D.R.)

 3,210,441

 149,269

 Zoetis, Inc.

 6,378,264

 $

 97,254,920

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 97,254,920

 Banks - 9.9%

 Diversified Banks - 6.4%

 861,564

 Bank of America Corp.

 $

 13,052,695

 267,000

 Canadian Imperial Bank of Commerce

 18,563,479

 758,700

 US Bancorp/MN

 31,797,117

 622,400

 Wells Fargo & Co.

 32,315,008

 $

 95,728,299

 Regional Banks - 2.0%

 406,915

 BB&T Corp.

 $

 14,360,030

 178,800

 The PNC Financial Services Group, Inc.

 15,115,752

 $

 29,475,782

 Thrifts & Mortgage Finance - 1.5%

 978,343

 New York Community Bancorp, Inc.

 $

 15,115,399

 530,000

 People's United Financial, Inc.

 7,457,100

 $

 22,572,499

 Total Banks

 $

 147,776,580

 Diversified Financials - 2.3%

 Asset Management & Custody Banks - 2.0%

 263,511

 Federated Investors, Inc. (Class B)

 $

 8,329,583

 65,000

 Northern Trust Corp.

 4,249,700

 225,754

 State Street Corp.

 16,143,669

 $

 28,722,952

 Investment Banking & Brokerage - 0.3%

 139,257

 Morgan Stanley Co.

 $

 4,708,279

 Total Diversified Financials

 $

 33,431,231

 Insurance - 4.6%

 Life & Health Insurance - 0.3%

 63,331

 Prudential Financial, Inc.

 $

 4,805,556

 Property & Casualty Insurance - 4.3%

 335,587

 The Chubb Corp.

 $

 32,853,967

 283,525

 The Progressive Corp.

 7,357,474

 223,272

 The Travelers Companies, Inc.

 22,956,827

 $

 63,168,268

 Total Insurance

 $

 67,973,824

 Real Estate - 3.1%

 Hotel & Lodging REIT - 0.7%

 293,416

 Chesapeake Lodging Trust

 $

 10,774,236

 Office REIT - 0.5%

 68,671

 Alexandria Real Estate Equities, Inc.

 $

 6,696,796

 Residential REIT - 0.6%

 122,333

 Camden Property Trust

 $

 9,425,758

 Retail REIT - 0.6%

 331,872

 Kimco Realty Corp.

 $

 9,176,261

 Specialized REIT - 0.7%

 359,003

 Outfront Media, Inc.

 $

 10,177,735

 Total Real Estate

 $

 46,250,786

 Software & Services - 1.4%

 IT Consulting & Other Services - 0.6%

 60,000

 International Business Machines Corp.

 $

 9,198,600

 Systems Software - 0.8%

 276,629

 Microsoft Corp.

 $

 11,175,812

 Total Software & Services

 $

 20,374,412

 Technology Hardware & Equipment - 0.4%

 Computer Storage & Peripherals - 0.4%

 252,890

 EMC Corp.

 $

 6,557,438

 Total Technology Hardware & Equipment

 $

 6,557,438

 Semiconductors & Semiconductor Equipment - 5.4%

 Semiconductor Equipment - 0.3%

 81,814

 Cabot Microelectronics Corp. *

 $

 4,042,430

 Semiconductors - 5.1%

 159,684

 Analog Devices, Inc.

 $

 8,320,335

 537,221

 Intel Corp.

 17,749,782

 288,426

 Linear Technology Corp.

 12,961,864

 523,502

 Microchip Technology, Inc.

 23,609,940

 717,266

 NVIDIA Corp.

 13,775,094

 $

 76,417,015

 Total Semiconductors & Semiconductor Equipment

 $

 80,459,445

 Telecommunication Services - 0.5%

 Integrated Telecommunication Services - 0.5%

 2,400,000

 Singapore Telecommunications, Ltd.

 $

 7,235,112

 Total Telecommunication Services

 $

 7,235,112

 Utilities - 10.3%

 Electric Utilities - 3.3%

 273,068

 American Electric Power Co., Inc.

 $

 17,151,401

 114,020

 NextEra Energy, Inc.

 12,455,545

 210,000

 Northeast Utilities

 11,671,800

 200,000

 Westar Energy, Inc.

 8,544,000

 $

 49,822,746

 Gas Utilities - 3.4%

 352,330

 AGL Resources, Inc.

 $

 19,864,365

 237,700

 National Fuel Gas Co.

 15,077,311

 622,877

 Questar Corp.

 16,163,658

 $

 51,105,334

 Multi-Utilities - 3.6%

 442,569

 Alliant Energy Corp.

 $

 30,364,659

 498,500

 Ameren Corp.

 22,572,080

 $

 52,936,739

 Total Utilities

 $

 153,864,819

 TOTAL COMMON STOCKS

 (Cost $1,056,289,004)

 $

 1,489,866,630

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost $1,056,289,004) (a)

 $

 1,489,866,630

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 516,550

 TOTAL NET ASSETS - 100.0%

 $

 1,490,383,180

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 †

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (a)

 At January 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,056,289,004 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 457,334,732

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (23,757,106)

 Net unrealized appreciation

 $

 433,577,626

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,489,866,630

$
-

$
-

$
1,489,866,630

 Total

$
1,489,866,630

$
-

$
-

$
1,489,866,630

 During the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Income Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date March 31, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date March 31, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date March 31, 2015 * Print the name and title of each signing officer under his or her signature.